Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb. 21, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 21, 2013
Newfleet Multi-Sector Income ETF (Prospectus Summary) | Newfleet Multi-Sector Income ETF | Newfleet Multi-Sector Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINC